BORROWINGS - Corporate Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Sep. 10, 2018	Dec. 31, 2017	Apr. 17, 2017	Feb. 22, 2017
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 510		$ 789
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.20%
Medium Term Notes, Maturing October 30, 2018
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 0		99
Medium Term Notes, Maturing October 30, 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.00%
Medium Term Notes, Public - Canadian - Maturing October 30, 2020
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 275		298
Medium Term Notes, Public - Canadian - Maturing October 30, 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%
Medium Term Notes, Public - Canadian - Maturing March 11, 2022
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 330		358
Medium Term Notes, Public - Canadian - Maturing March 11, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 220		239
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.30%			3.30%	3.30%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 293		318
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.30%
Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 365		0
Medium-term Notes, Maturing September 11, 2028 [Domain] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.20%	4.20%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 1,993		$ 2,101